7. Equity (Details) - Warrants [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Number of Warrants
Outstanding, Beginning	20,726,707	19,114,765
Granted	14,392,309	10,466,539
Exercised		(1,084,597)
Forfeited or expired	(1,073,549)
Outstanding, Ending	34,045,467	20,726,707
Exercisable, Ending	34,045,467
Weighted Average Exercise Price
Outstanding, Beginning	$ 0.49	$ 0.56
Granted	0.12	0.35
Exercised		0.35
Forfeited or expired	0.6
Outstanding, Ending	0.3	$ 0.49
Exercisable, Ending	$ 0.3
Weighted-average Remaining Life (Years)
Outstanding	2 years 3 months 18 days
Exercisable	2 years 3 months 18 days
Aggregate Intrinsic Value
Outstanding, Ending	$ 345,591
Exercisable, Ending	$ 345,591